Note 21 - Common Shares and Dividends (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended
	Apr. 11, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 10, 2014	Sep. 24, 2013	Jan. 31, 2013	Mar. 04, 2014	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2013	Apr. 30, 2012	Jul. 15, 2014	May 15, 2014	Mar. 06, 2014	Dec. 06, 2013	Oct. 17, 2013	Oct. 24, 2014	Jul. 14, 2014	Jun. 14, 2014	May 14, 2014
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		45,101,260	40	3
Stock Issued During Period, Shares, Issued for Services		115,102,465	187	10
Stock Issued During Period, Shares, New Issues	42
Debt Conversion, Converted Instrument, Shares Issued		89,426,125
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)		$ 2,500,000
Payments of Dividends (in Dollars)		0	0	0
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01								0.01		0.50	5.00	0.10		0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.10
Cancelled Paid-up Share Capital per Share (in Dollars per share)																		$ 0.49		$ 4.99
Notes Payable, Other Payables [Member] | Preferred Class A [Member] | Ironridge Global IV Ltd [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Promissory Notes Receivable, Stated Interest Rate								1.00%
Coal Acquisition [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued			45
Warrant [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		894,633	11			10	1
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)					7,745,000
Preferred Class A [Member] | Ironridge Global IV Ltd [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues								2,750
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)								25,000,000
Stock Issued During Period, Value, New Issues (in Dollars)								25,000,000
Convertible Preferred Stock, Shares Issued upon Conversion		750
Preferred Class A [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants (in Dollars)		35,052
Preferred Stock, Dividend Rate, Percentage								10.75%
Preferred Stock, Conversion Price Per Share (in Dollars per share)								$ 25,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)		$ 10,000						$ 10,000
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)								$ 2,500,000
Convertible Preferred Stock, Conversion Price per Share (in Dollars per share)		$ 25,000
Convertible Preferred Stock, Shares Issued upon Conversion		31,149,301
Hanover [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		768,682	156
Prime [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				98
Lemissoler Maritime Company WLL [Member] | Sale Leaseback Transaction [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues									1	1
Piraeus Bank A.E. [Member] | Loans Payable [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			42
Good Faith [Member] | Loans Payable [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			15
Tiger Equity Partners LTD [Member] | Loans Payable [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			85
New Coal Holding LLC [Member] | Loans Payable [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			10
New Coal Holding LLC [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues											10
Dominion Capital LLC [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			1
Focus Maritime Corp. [Member] | Notes Payable, Other Payables [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				236
Acquisition of VAG and VPP [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions		27,009,348	357
Convertible Debt [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		690,547,557
Joint Venture Arrangement [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stock Issued During Period, Shares, New Issues												1
Reverse Stock Split [Member]
Note 21 - Common Shares and Dividends (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio													50	50	10	3	15